Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the EyePoint, Inc. 2023 Long-Term Incentive Plan
Amount Registered | shares	4,900,000
Proposed Maximum Offering Price per Unit	12.44
Maximum Aggregate Offering Price	$ 60,956,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,418.02
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Consists of 4,900,000 shares of Common Stock of Registrant available for issuance under the Registrant's 2023 Long-Term Incentive Plan. (c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on July 31, 2026, which date is a date within five business days of the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	18,000
Proposed Maximum Offering Price per Unit	11.09
Maximum Aggregate Offering Price	$ 199,620.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.57
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	140,600
Proposed Maximum Offering Price per Unit	13.41
Maximum Aggregate Offering Price	$ 1,885,446.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 260.38
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	13,500
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 158,355.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21.87
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	11.58
Maximum Aggregate Offering Price	$ 358,980.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49.58
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	137,000
Proposed Maximum Offering Price per Unit	16.40
Maximum Aggregate Offering Price	$ 2,246,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310.28
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	13,900
Proposed Maximum Offering Price per Unit	15.84
Maximum Aggregate Offering Price	$ 220,176.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.41
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	143,000
Proposed Maximum Offering Price per Unit	12.94
Maximum Aggregate Offering Price	$ 1,850,420.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 255.54
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	14.91
Maximum Aggregate Offering Price	$ 2,609,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 360.34
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	20,000
Proposed Maximum Offering Price per Unit	13.20
Maximum Aggregate Offering Price	$ 264,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36.46
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	362,500
Proposed Maximum Offering Price per Unit	14.63
Maximum Aggregate Offering Price	$ 5,303,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 732.40
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	158,100
Proposed Maximum Offering Price per Unit	12.35
Maximum Aggregate Offering Price	$ 1,952,535.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 269.65
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	39,700
Proposed Maximum Offering Price per Unit	12.08
Maximum Aggregate Offering Price	$ 479,576.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66.23
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	14.28
Maximum Aggregate Offering Price	$ 1,428,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 197.21
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	63,500
Proposed Maximum Offering Price per Unit	13.85
Maximum Aggregate Offering Price	$ 879,475.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 121.46
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2025 and July 15, 2026 as an inducement material to each such employee's acceptance of employment with the Registrant (the "Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.